UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS
July 31, 2008                                                        (Unaudited)

                                                                Value
LSV VALUE EQUITY FUND                               Shares      (000)
---------------------                             ---------   --------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (1.9%)
   Boeing                                           243,500   $ 14,880
   L-3 Communications Holdings, Cl 3                 59,500      5,872
   Northrop Grumman                                 315,200     21,242
                                                              --------
                                                                41,994
                                                              --------
AIRCRAFT (1.4%)
   Honeywell International                          257,000     13,066
   Lockheed Martin                                  161,900     16,891
                                                              --------
                                                                29,957
                                                              --------
APPAREL RETAIL (0.5%)
   Gap                                              675,800     10,894
                                                              --------
APPAREL/TEXTILES (0.4%)
   Jones Apparel Group                              534,900      8,954
                                                              --------
AUTOMOTIVE (0.8%)
   Autoliv                                          149,100      5,821
   Goodyear Tire & Rubber                           543,400     10,667
                                                              --------
                                                                16,488
                                                              --------
AUTOPARTS (0.6%)
   ArvinMeritor                                     878,500     12,132
                                                              --------
BANKS (11.4%)
   Bank of America                                1,649,439     54,267
   BB&T                                             342,000      9,583
   Comerica                                         600,100     17,235
   Huntington Bancshares                          1,355,500      9,516
   JPMorgan Chase                                 1,661,300     67,499
   Keycorp                                          812,800      8,575
   National City                                  1,235,400      5,843
   PNC Financial Services Group                     300,103     21,394
   Popular                                          326,577      2,244
   Regions Financial                                634,414      6,014
   UnionBanCal                                       98,900      5,313
   US Bancorp                                       299,200      9,158
   Wachovia                                       1,433,600     24,758
   Washington Mutual                                115,642        616
   Zions Bancorporation                             290,300      8,497
                                                              --------
                                                               250,512
                                                              --------
BIOTECHNOLOGY (1.0%)
   Amgen *                                          368,400     23,073
                                                              --------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
   CBS, Cl B                                        562,800      9,207
   Sinclair Broadcast Group, Cl A                   503,927      3,845
                                                              --------
                                                                13,052
                                                              --------
BUILDING & CONSTRUCTION (0.3%)
   Masco                                            399,000      6,580
                                                              --------
BUSINESS SERVICES (0.0%)
   Avis Budget Group *                               77,780        474
                                                              --------
CHEMICALS (3.6%)
   Dow Chemical                                     585,800     19,513
   Eastman Chemical                                 191,100     11,458

                                                                Value
                                                    Shares      (000)
                                                  ---------   --------
CHEMICALS (CONTINUED)
   EI Du Pont de Nemours                            415,400   $ 18,199
   Ferro                                            268,325      5,839
   Lubrizol                                         239,700     11,937
   PPG Industries                                   189,600     11,497
                                                              --------
                                                                78,443
                                                              --------
COMPUTERS & SERVICES (4.5%)
   Computer Sciences *                              394,500     18,688
   Hewlett-Packard                                  192,700      8,633
   International Business Machines                  219,100     28,041
   Seagate Technology                             1,154,700     17,286
   Sun Microsystems *                               838,600      8,914
   United Online                                    344,600      3,742
   Western Digital *                                455,900     13,125
                                                              --------
                                                                98,429
                                                              --------
CONSUMER PRODUCTS (2.9%)
   Hasbro                                           668,300     25,876
   Mattel                                         1,460,900     29,291
   Polaris Industries                               192,705      8,248
                                                              --------
                                                                63,415
                                                              --------
DIVERSIFIED MANUFACTURING (0.1%)
   Tredegar                                         149,400      2,447
                                                              --------
ELECTRICAL SERVICES (2.1%)
   Alliant Energy                                   369,700     11,915
   OGE Energy                                       240,800      7,879
   Pinnacle West Capital                            309,700     10,397
   Xcel Energy                                      782,700     15,701
                                                              --------
                                                                45,892
                                                              --------
FINANCIAL SERVICES (3.9%)
   Advance America Cash Advance Centers             622,300      3,404
   AmeriCredit *                                    681,300      5,975
   CIT Group                                        649,900      5,511
   Citigroup                                      1,854,100     34,653
   Discover Financial Services                      148,150      2,170
   Freddie Mac                                      153,700      1,256
   Goldman Sachs Group                              102,500     18,864
   Lehman Brothers Holdings                         150,800      2,615
   Morgan Stanley                                   296,300     11,698
                                                              --------
                                                                86,146
                                                              --------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Del Monte Foods                                1,226,231     10,411
   Pepsi Bottling Group                             632,100     17,604
   PepsiAmericas                                     89,300      2,114
   Supervalu                                        395,600     10,135
                                                              --------
                                                                40,264
                                                              --------
GAS/NATURAL GAS (0.3%)
   Nicor                                            143,000      5,694
                                                              --------
HOTELS & LODGING (0.1%)
   Wyndham Worldwide                                155,560      2,791
                                                              --------
HOUSEHOLD PRODUCTS (0.5%)
   Valspar                                          481,500     10,434
                                                              --------

SCHEDULE OF INVESTMENTS
July 31, 2008                                                        (Unaudited)

                                                                Value
LSV VALUE EQUITY FUND                               Shares      (000)
---------------------                             ---------   --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.3%)
   Leggett & Platt                                  444,200   $  8,662
   Whirlpool                                        269,700     20,416
                                                              --------
                                                                29,078
                                                              --------
INSURANCE (11.0%)
   Allstate                                         750,200     34,674
   American Financial Group                         592,100     17,153
   American International Group                     762,800     19,871
   Chubb                                            613,500     29,473
   Cigna                                            151,200      5,597
   Cincinnati Financial                             269,700      7,508
   Genworth Financial, Cl A                         567,200      9,058
   Hartford Financial Services Group                192,300     12,190
   Lincoln National                                 195,031      9,303
   Loews                                            214,800      9,571
   MetLife                                          201,400     10,225
   MGIC Investment                                  536,900      3,436
   Nationwide Financial Services, Cl A              227,500     10,545
   Old Republic International                       355,300      3,731
   Prudential Financial                             176,400     12,166
   Safeco                                           298,453     19,746
   Stancorp Financial Group                         136,200      6,727
   Travelers                                        359,204     15,848
   XL Capital, Cl A                                 211,600      3,786
                                                              --------
                                                               240,608
                                                              --------
LEASING & RENTING (0.5%)
   Ryder System                                     165,100     10,890
                                                              --------
MACHINERY (4.7%)
   Black & Decker                                   278,192     16,697
   Caterpillar                                      467,100     32,473
   Crane                                            368,000     13,064
   Cummins                                          156,100     10,356
   Illinois Tool Works                              242,600     11,366
   Parker Hannifin                                  267,500     16,499
   Stanley Works                                     40,600      1,806
                                                              --------
                                                               102,261
                                                              --------
MEASURING DEVICES (0.2%)
   MKS Instruments *                                261,078      5,378
                                                              --------
MOTORCYCLE MANUFACTURERS (1.1%)
   Harley-Davidson                                  623,800     23,605
                                                              --------
MULTIMEDIA (0.8%)
   Time Warner                                    1,158,500     16,590
                                                              --------
OFFICE EQUIPMENT (0.6%)
   IKON Office Solutions                            916,900     13,112
                                                              --------
PAPER & PAPER PRODUCTS (1.0%)
   International Paper                              830,100     23,010
                                                              --------
PETROLEUM & FUEL PRODUCTS (16.2%)
   Chevron                                        1,111,800     94,014
   ConocoPhillips                                   917,500     74,886

                                                                Value
                                                    Shares      (000)
                                                  ---------   --------
PETROLEUM & FUEL PRODUCTS (CONTINUED)
   Exxon Mobil                                    1,194,100   $ 96,042
   Marathon Oil                                     870,400     43,059
   Occidental Petroleum                             176,200     13,890
   Patterson-UTI Energy                             346,600      9,850
   Sunoco                                           316,800     12,865
   Tesoro                                           223,000      3,443
   Valero Energy                                    264,900      8,850
                                                              --------
                                                               356,899
                                                              --------
PHARMACEUTICALS (7.9%)
   Bristol-Myers Squibb                             528,100     11,154
   Eli Lilly                                        531,000     25,015
   Forest Laboratories *                            353,500     12,553
   King Pharmaceuticals *                           947,600     10,907
   Pfizer                                         4,417,200     82,469
   Wyeth                                            764,100     30,961
                                                              --------
                                                               173,059
                                                              --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
   Eastman Kodak                                    235,000      3,440
                                                              --------
PRINTING & PUBLISHING (1.0%)
   AH Belo, Cl A                                    379,200      2,487
   American Greetings, Cl A                         310,900      4,608
   Gannett                                          234,500      4,249
   Lexmark International, Cl A *                    299,400     10,503
                                                              --------
                                                                21,847
                                                              --------
REINSURANCE (0.6%)
   Everest Re Group                                 161,700     13,227
                                                              --------
RETAIL (3.1%)
   Barnes & Noble                                   120,100      2,842
   Dillard's, Cl A                                  291,500      2,947
   Home Depot                                       354,000      8,436
   JC Penney                                        165,200      5,093
   Kroger                                         1,022,400     28,913
   Wal-Mart Stores                                  344,300     20,183
                                                              --------
                                                                68,414
                                                              --------
SECURITIES BROKERAGE/DEALERS (0.4%)
   Merrill Lynch                                    343,700      9,160
                                                              --------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Sanmina-SCI *                                  1,588,500      2,812
   Texas Instruments                                430,200     10,488
   Vishay Intertechnology *                         874,800      7,847
   Zoran *                                          402,407      3,328
                                                              --------
                                                                24,475
                                                              --------
SPECIALTY CHEMICALS (0.6%)
   Sherwin-Williams                                 262,200     13,962
                                                              --------
STEEL & STEEL WORKS (1.9%)
   Alcoa                                            548,200     18,502
   Nucor                                            236,100     13,510
   United States Steel                               65,500     10,503
                                                              --------
                                                                42,515
                                                              --------

SCHEDULE OF INVESTMENTS
July 31, 2008                                                        (Unaudited)

                                                    Shares/
                                                  Face Amount      Value
LSV VALUE EQUITY FUND                                (000)         (000)
---------------------                             -----------   ----------
TECHNOLOGY DISTRIBUTORS (0.1%)
   Insight Enterprises *                              229,170   $    2,924
                                                                ----------
TELEPHONES & TELECOMMUNICATIONS (6.0%)
   AT&T                                             2,445,900       75,358
   CenturyTel                                         362,500       13,482
   Verizon Communications                           1,258,200       42,829
                                                                ----------
                                                                   131,669
                                                                ----------
TRUCKING (0.7%)
   Arkansas Best                                      189,700        7,046
   Con-way                                            155,600        7,867
                                                                ----------
                                                                    14,913
                                                                ----------
TOTAL COMMON STOCK
      (Cost $2,569,217)                                          2,189,101
                                                                ----------
WARRANTS (0.0%)
   Washington Mutual (A)                               25,900            7
                                                                ----------
TOTAL WARRANTS
      (Cost $0)                                                          7
                                                                ----------
REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley
      1.750%, dated 07/31/08, to
      be repurchased on 08/01/08,
      repurchase price $2,870,592
      (collateralized by a U.S.
      Treasury obligation, par value
      $2,461,261, 2.375%, 01/15/25,
      with total market value $2,927,869)          $    2,870        2,870
                                                                ----------
TOTAL REPURCHASE AGREEMENT
      (Cost $2,870)                                                  2,870
                                                                ----------
TOTAL INVESTMENTS (99.8%)
   (Cost $2,572,087) +                                          $2,191,978
                                                                ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,196,587(000).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL   - CLASS

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,572,087(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $251,372(000) AND $(631,481)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008